Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

29. Subsequent Events

The Group evaluated subsequent events through March 3, 2020, which is the date when the consolidated financial statements were issued.

In January 2020, the Company issued 22,000,000 ordinary shares in the form of 4,400,000 ADS for gross proceeds of US$110 million. In February 2020, the Company issued an additional 1,668,315 ordinary shares in the form of 333,663 ADS for gross proceeds of US$8.3 million.